Financial Risk Factors and Risk Management - Interest Rate Benchmark Reform and Cash Flow Hedges (Details)	12 Months Ended
Dec. 31, 2024
Financial Risk Factors and Risk Management
Maximum derivative financial instruments hedge horizon and maturity	12 months